The Company and basis of presentation (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2024	Sep. 30, 2025 EUR (€) item	Sep. 30, 2024	Jun. 01, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Basis of presentation
Effective tax rate (as a percent)	18.70%	30.60%	21.40%	29.10%
Number of groups of CGUs for each operating segment | item			1
Number of years of budget			3 years
Goodwill	€ 13,585,362		€ 13,585,362		€ 14,035,273	€ 15,170,652
Increase (decrease) in market capitalization			1.00%
Market capitalization	13,103,845		€ 13,103,845			12,957,138
Increase (decrease) in FME AG shareholders' equity			(11.00%)
Total FME AG shareholders' equity	12,948,800		€ 12,948,800			€ 14,576,563
Care Delivery
Basis of presentation
Maximum number of projection years			10 years
Goodwill	€ 11,227,831		€ 11,227,831		11,613,650
Residual value growth	1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	9.36%		9.36%
After-tax WACC	7.78%		7.78%
Excess of recoverable amount over carrying amount	€ 5,644,442		€ 5,644,442
Care Delivery | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0266		0.0266
Care Delivery | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0171		0.0171
Care Delivery | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0957)		(0.0957)
Care Delivery | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0255)		(0.0255)
Value-Based Care
Basis of presentation
Maximum number of projection years			5 years
Goodwill	€ 368,945		€ 368,945		382,025
Residual value growth	2.80%		2.80%
Pre-tax weighted average cost of capital (WACC)	9.56%		9.56%
After-tax WACC	8.21%		8.21%
Excess of recoverable amount over carrying amount	€ 305,331		€ 305,331
Value-Based Care | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.035		0.035
Value-Based Care | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.025		0.025
Value-Based Care | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0564)		(0.0564)
Value-Based Care | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0071)		(0.0071)
Care Enablement
Basis of presentation
Maximum number of projection years			10 years
Goodwill	€ 1,988,586		€ 1,988,586		€ 2,039,598
Residual value growth	1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	6.39%		6.39%
After-tax WACC	5.05%		5.05%
Excess of recoverable amount over carrying amount	€ 7,139,652		€ 7,139,652
Care Enablement | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0427		0.0427
Care Enablement | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0294		0.0294
Care Enablement | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.1347)		(0.1347)
Care Enablement | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0473)		(0.0473)